Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
September 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 97.6%
Australia – 7.6%
31,073 ANZ Group Holdings Ltd.
(Banks) $ 682,318
504,933 Bank of Queensland Ltd.
(Banks) 2,420,756
96,574 Bendigo & Adelaide Bank Ltd.
(Banks) 834,516
176,244 Brambles Ltd. (Commercial &
Professional Services) 2,891,752
17,000 Charter Hall Group REIT
(Equity Real Estate Investment
Trusts (REITs)) 255,516
7,517 Codan Ltd. (Technology
Hardware & Equipment) 146,737
33,728 Commonwealth Bank of
Australia (Banks) 3,724,705
251,624 Computershare Ltd.
(Commercial & Professional
Services) 6,045,481
69,734 Develop Global Ltd.
(Materials)* 195,385
172,733 Evolution Mining Ltd.
(Materials) 1,231,334
1,957,459 Glencore PLC (Materials)* 9,015,330
517,876 Insurance Australia Group Ltd.
(Insurance) 2,806,235
5,725 JB Hi-Fi Ltd. (Consumer
Discretionary Distribution &
Retail) 439,381
269,305 Metals X Ltd. (Materials)* 139,923
94,691 National Australia Bank Ltd.
(Banks) 2,762,306
451,717 Northern Star Resources Ltd.
(Materials) 7,053,708
60,367 Orica Ltd. (Materials) 843,066
35,233 Perseus Mining Ltd. (Materials) 113,354
37,220 Pro Medicus Ltd. (Health Care
Equipment & Services) 7,577,837
815,447 Qantas Airways Ltd.
(Transportation) 5,892,261
105,432 Regis Resources Ltd.
(Materials) 416,545
115,883 Rio Tinto Ltd. (Materials) 9,347,484
609,668 Telstra Group Ltd.
(Telecommunication Services) 1,943,698
132,048 Wesfarmers Ltd. (Consumer
Discretionary Distribution &
Retail) 8,032,921
74,812,549
Austria – 0.5%
45,409 Erste Group Bank AG (Banks) 4,463,823
3,694 Vienna Insurance Group AG
Wiener Versicherung Gruppe
(Insurance) 203,567
4,667,390
Belgium – 0.8%
28,887 UCB SA (Pharmaceuticals,
Biotechnology & Life Sciences) 8,063,376
Shares Description Value
a
Common Stocks – (continued)
Brazil – 0.0%
9,839 Yara International ASA
(Materials) $ 360,638
China – 1.6%
322,000 Lenovo Group Ltd. (Technology
Hardware & Equipment) 477,136
2,572,000 Nexteer Automotive Group Ltd.
(Automobiles & Components) 2,822,325
171,762 Prosus NV (Consumer
Discretionary Distribution &
Retail)* 12,146,166
15,445,627
Denmark – 1.2%
78,785 Danske Bank A/S (Banks) 3,365,268
7,995 Pandora A/S (Consumer
Durables & Apparel) 1,045,325
385,094 Vestas Wind Systems A/S
(Capital Goods) 7,325,731
11,736,324
Finland – 1.8%
564,728 Nordea Bank Abp (Banks) 9,297,564
32,822 Puuilo OYJ (Consumer
Discretionary Distribution &
Retail) 572,663
252,359 Wartsila OYJ Abp (Capital
Goods) 7,569,432
17,439,659
France – 11.5%
66,745 Air Liquide SA (Materials) 13,906,771
12,666 Airbus SE (Capital Goods) 2,957,842
255,979 AXA SA (Insurance) 12,275,483
64,671 Cie de Saint-Gobain SA
(Capital Goods) 7,007,208
16,973 Covivio SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 1,143,969
68,830 Danone SA (Food, Beverage &
Tobacco) 5,997,386
12,738 Dassault Aviation SA (Capital
Goods) 4,291,092
449,607 Engie SA (Utilities) 9,664,996
32,602 EssilorLuxottica SA (Health
Care Equipment & Services) 10,620,232
7,067 Gaztransport Et Technigaz SA
(Energy) 1,312,348
1,356 Gecina SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 136,223
248 Hermes International SCA
(Consumer Durables & Apparel) 609,842
9,703 Legrand SA (Capital Goods) 1,612,262
21,938 LVMH Moet Hennessy Louis
Vuitton SE (Consumer Durables
& Apparel) 13,500,243
44,462 Safran SA (Capital Goods) 15,778,197
16,142 SCOR SE (Insurance) 570,880
22,317 Technip Energies NV (Energy) 1,053,222
31,317 Thales SA (Capital Goods) 9,899,756

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
6,142 Unibail-Rodamco-Westfield
REIT (Equity Real Estate
Investment Trusts (REITs))* $ 646,843
3,672 Vicat SACA (Materials) 258,478
113,243,273
Georgia – 0.1%
20,345 TBC Bank Group PLC (Banks) 1,245,349
Germany – 11.0%
29,517 Allianz SE (Insurance) 12,418,596
33,443 Aumovio SE (Automobiles &
Components)* 1,378,944
76,946 Continental AG (Automobiles &
Components) 5,090,442
250,962 Deutsche Bank AG (Financial
Services) 8,888,022
207,893 E.ON SE (Utilities) 3,915,764
10,971 Fresenius Medical Care AG
(Health Care Equipment &
Services) 579,681
157,859 Fresenius SE & Co. KGaA
(Health Care Equipment &
Services) 8,822,037
13,767 GEA Group AG (Capital
Goods) 1,017,824
12,330 Hannover Rueck SE (Insurance) 3,720,688
216,475 Infineon Technologies
AG (Semiconductors &
Semiconductor Equipment) 8,492,356
15,708 Knorr-Bremse AG (Capital
Goods) 1,477,947
17,724 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Insurance) 11,316,324
25,051 Nemetschek SE (Software &
Services) 3,269,196
19,985 Nordex SE (Capital Goods)* 513,322
596 Rheinmetall AG (Capital
Goods) 1,394,147
9,131 SAF-Holland SE (Automobiles
& Components) 159,075
46,924 SAP SE (Software & Services) 12,564,717
59,426 Scout24 SE (Media &
Entertainment)
(a)
7,455,434
1,388 Siemens AG (Capital Goods) 374,730
102,004 Siemens Energy AG (Capital
Goods)* 11,993,548
61,297 Siemens Healthineers AG
(Health Care Equipment &
Services)
(a)
3,320,227
108,163,021
Hong Kong – 2.4%
95,600 AIA Group Ltd. (Insurance) 916,227
190,800 Dah Sing Banking Group Ltd.
(Banks) 240,185
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – (continued)
196,000 Hong Kong Exchanges &
Clearing Ltd. (Financial
Services) $ 11,127,029
235,400 Hongkong Land Holdings Ltd.
(Real Estate Management &
Development) 1,490,082
48,000 Sun Hung Kai Properties Ltd.
(Real Estate Management &
Development) 574,154
8,205,000 WH Group Ltd. (Food,
Beverage & Tobacco)
(a)
8,885,614
23,233,291
Italy – 3.5%
22,369 Avio SpA (Capital Goods) 1,410,168
4,870 Banca Generali SpA (Financial
Services) 272,219
88,201 Banca Mediolanum SpA
(Financial Services) 1,771,499
292,892 Banca Monte dei Paschi di
Siena SpA (Banks) 2,606,212
677,381 Banco BPM SpA (Banks) 10,166,478
47,204 BPER Banca SpA (Banks) 525,011
60,234 Coca-Cola HBC AG (Food,
Beverage & Tobacco)* 2,841,758
12,346 Credito Emiliano SpA (Banks) 199,312
7,559 Leonardo SpA (Capital Goods) 483,676
48,132 Technogym SpA (Consumer
Durables & Apparel)
(a)
817,347
179,387 UniCredit SpA (Banks) 13,650,481
34,744,161
Ivory Coast (Cote D'Ivoire) – 0.1%
20,991 Endeavour Mining PLC
(Materials) 877,783
Japan – 22.7%
39,500 Advantest Corp.
(Semiconductors &
Semiconductor Equipment) 3,908,239
118,200 AGC, Inc. (Capital Goods) 3,854,777
42,000 Aisin Corp. (Automobiles &
Components) 725,346
16,900 Asia Pile Holdings Corp.
(Materials) 141,734
114,800 Central Japan Railway Co.
(Transportation) 3,291,276
26,800 Chudenko Corp. (Capital
Goods) 712,971
51,500 Chugin Financial Group, Inc.
(Banks) 756,055
27,100 Credit Saison Co. Ltd.
(Financial Services) 722,616
31,800 Daido Metal Co. Ltd.
(Automobiles & Components) 212,600
350,300 Dai-ichi Life Holdings, Inc.
(Insurance) 2,755,519
173,200 Daiwa House Industry Co. Ltd.
(Real Estate Management &
Development) 6,220,483

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
417,500 Daiwa Securities Group, Inc.
(Financial Services) $ 3,392,638
313,800 Electric Power Development Co.
Ltd. (Utilities) 5,880,056
1,155,200 ENEOS Holdings, Inc. (Energy) 7,316,120
191,800 EXEO Group, Inc. (Capital
Goods) 2,775,439
122,900 Fuji Electric Co. Ltd. (Capital
Goods) 8,238,447
1,900 Fujita Kanko, Inc. (Consumer
Services) 134,526
3,100 Halows Co. Ltd. (Consumer
Staples Distribution & Retail) 104,728
22,000 Heiwa Corp. (Consumer
Services) 312,637
14,200 Heiwa Real Estate Co. Ltd.
(Real Estate Management &
Development) 226,654
4,400 Hokuhoku Financial Group, Inc.
(Banks) 114,929
35,000 Isuzu Motors Ltd. (Automobiles
& Components) 441,118
55,300 Iyogin Holdings, Inc. (Banks) 835,130
283,800 Japan Post Holdings Co. Ltd.
(Insurance) 2,816,801
246,300 Japan Tobacco, Inc. (Food,
Beverage & Tobacco) 8,077,914
733,200 JX Advanced Metals Corp.
(Materials) 9,718,797
5,600 Kamei Corp. (Capital Goods) 109,271
40,100 Kansai Electric Power Co., Inc.
(The) (Utilities) 573,584
280,100 KDDI Corp.
(Telecommunication Services) 4,467,183
66,000 Kinden Corp. (Capital Goods) 2,256,877
35,700 Konami Group Corp. (Media &
Entertainment) 5,150,152
32,400 Life Corp. (Consumer Staples
Distribution & Retail) 552,790
16,200 Maxell Ltd. (Technology
Hardware & Equipment) 233,502
47,500 Mitsuba Corp. (Automobiles &
Components) 309,472
350,000 Mitsubishi Corp. (Capital
Goods) 8,343,792
54,600 Mitsubishi Electric Corp.
(Capital Goods) 1,402,332
429,100 Mitsubishi HC Capital, Inc.
(Financial Services) 3,544,662
69,000 Mitsui E&S Co. Ltd. (Capital
Goods) 2,081,699
533,000 Mitsui Fudosan Co. Ltd.
(Real Estate Management &
Development) 5,802,295
29,600 Mizuho Financial Group, Inc.
(Banks) 995,030
160,300 Modec, Inc. (Energy) 8,943,059
412,200 MS&AD Insurance Group
Holdings, Inc. (Insurance) 9,334,657
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
23,000 Musashino Bank Ltd. (The)
(Banks) $ 628,387
27,700 Namura Shipbuilding Co. Ltd.
(Capital Goods) 638,610
339,000 NEC Corp. (Software &
Services) 10,851,081
319,500 NGK Insulators Ltd. (Capital
Goods) 5,340,700
9,900 Nippon Electric Glass Co.
Ltd. (Technology Hardware &
Equipment) 324,597
17,400 Nippon Signal Co. Ltd.
(Technology Hardware &
Equipment) 143,161
7,200 Nitto Kogyo Corp. (Capital
Goods) 175,934
18,700 Nojima Corp. (Consumer
Discretionary Distribution &
Retail) 512,389
38,000 NOK Corp. (Automobiles &
Components) 667,104
650,500 Nomura Holdings, Inc.
(Financial Services) 4,767,302
286,600 Obayashi Corp. (Capital Goods) 4,704,113
7,500 Okura Industrial Co. Ltd.
(Materials) 276,712
6,100 PALTAC Corp. (Consumer
Discretionary Distribution &
Retail) 190,859
20,100 Panasonic Holdings Corp.
(Consumer Durables & Apparel) 218,167
17,500 Procrea Holdings, Inc. (Banks) 205,082
137,900 Renesas Electronics
Corp. (Semiconductors &
Semiconductor Equipment) 1,586,566
21,600 Resorttrust, Inc. (Consumer
Services) 273,940
21,300 Sakai Chemical Industry Co.
Ltd. (Materials) 409,500
81,400 Sanrio Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 3,820,922
124,400 Santen Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 1,381,009
30,500 SCREEN Holdings Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 2,763,672
14,500 Shinmaywa Industries Ltd.
(Capital Goods) 181,322
11,500 Shinsho Corp. (Capital Goods) 173,097
163,500 Shizuoka Financial Group, Inc.
(Banks) 2,236,555
19,500 SoftBank Group Corp.
(Telecommunication Services) 2,460,521
97,200 Sompo Holdings, Inc.
(Insurance) 3,004,992
500 SRA Holdings (Software &
Services) 17,068

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
36,300 Sumitomo Corp. (Capital
Goods) $ 1,050,268
361,600 Sumitomo Electric Industries
Ltd. (Automobiles &
Components) 10,288,985
282,100 Sumitomo Mitsui Financial
Group, Inc. (Banks) 7,936,284
153,100 Sumitomo Mitsui Trust Group,
Inc. (Banks) 4,443,577
32,500 Suzuki Co. Ltd. (Technology
Hardware & Equipment) 480,287
4,500 Taiheiyo Cement Corp.
(Materials) 116,813
269,100 Takeda Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 7,903,573
10,600 Toa Corp. (Capital Goods) 149,781
21,300 Tokio Marine Holdings, Inc.
(Insurance) 901,483
57,300 Tokyu Fudosan Holdings Corp.
(Real Estate Management &
Development) 473,622
36,500 Tosoh Corp. (Materials) 539,964
14,400 Totetsu Kogyo Co. Ltd. (Capital
Goods) 420,781
18,000 Toyota Boshoku Corp.
(Automobiles & Components) 297,924
162,200 Toyota Motor Corp.
(Automobiles & Components) 3,115,289
123,800 TPR Co. Ltd. (Automobiles &
Components) 1,017,452
13,300 Tsugami Corp. (Capital Goods) 213,828
14,000 Tsukishima Holdings Co. Ltd.
(Capital Goods) 277,960
145,500 Tsuruha Holdings, Inc.
(Consumer Staples Distribution
& Retail) 2,329,318
14,200 V Technology Co. Ltd.
(Technology Hardware &
Equipment) 330,292
14,800 Yahagi Construction Co. Ltd.
(Capital Goods) 224,459
218,800 Yamaha Motor Co. Ltd.
(Automobiles & Components) 1,638,213
31,900 Yellow Hat Ltd. (Consumer
Discretionary Distribution &
Retail) 364,312
101,900 Yokogawa Electric Corp.
(Technology Hardware &
Equipment) 2,924,387
44,500 Yokohama Financial Group, Inc.
(Banks) 340,695
12,700 Yurtec Corp. (Capital Goods) 231,522
223,752,338
Luxembourg – 0.2%
27,624 Eurofins Scientific
SE (Pharmaceuticals,
Biotechnology & Life Sciences) 2,014,520
Shares Description Value
a
Common Stocks – (continued)
Netherlands – 3.7%
8,792 ASM International NV
(Semiconductors &
Semiconductor Equipment) $ 5,302,896
26,023 ASML Holding NV
(Semiconductors &
Semiconductor Equipment) 25,377,308
1,313 Euronext NV (Financial
Services)
(a)
196,571
131,436 Koninklijke Ahold Delhaize NV
(Consumer Staples Distribution
& Retail) 5,318,495
36,195,270
New Zealand – 0.1%
62,764 Fisher & Paykel Healthcare
Corp. Ltd. (Health Care
Equipment & Services) 1,348,155
149,225 TOWER Ltd. (Insurance) 151,398
1,499,553
Norway – 1.3%
64,553 DNB Bank ASA (Banks) 1,759,457
244,787 Kongsberg Gruppen ASA
(Capital Goods) 7,822,744
41,009 Mowi ASA (Food, Beverage &
Tobacco) 867,571
145,270 Norsk Hydro ASA (Materials) 987,708
137,580 Orkla ASA (Food, Beverage &
Tobacco) 1,438,375
116,808 Zaptec ASA (Capital Goods)* 357,406
13,233,261
Portugal – 0.0%
79,056 REN - Redes Energeticas
Nacionais SGPS SA (Utilities) 284,205
Singapore – 1.3%
81,700 Oversea-Chinese Banking Corp.
Ltd. (Banks) 1,041,644
491,300 Singapore Exchange Ltd.
(Financial Services) 6,307,009
30,100 Singapore Technologies
Engineering Ltd. (Capital
Goods) 200,994
904,900 Singapore Telecommunications
Ltd. (Telecommunication
Services) 2,893,027
77,400 United Overseas Bank Ltd.
(Banks) 2,078,612
12,521,286
Spain – 1.4%
415,422 Banco Bilbao Vizcaya
Argentaria SA (Banks) 8,005,034
315,897 Banco Santander SA (Banks) 3,315,126
5,813 Distribuidora Internacional de
Alimentacion SA (Consumer
Staples Distribution & Retail)* 166,524
12,215 Industria de Diseno Textil
SA (Consumer Discretionary
Distribution & Retail) 676,025

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Spain – (continued)
112,627 Unicaja Banco SA (Banks)
(a)
$ 309,920
2,705 Vidrala SA (Materials) 286,484
11,200 Viscofan SA (Food, Beverage &
Tobacco) 764,232
13,523,345
Sweden – 3.7%
186,765 Boliden AB (Materials)* 7,623,442
42,091 Dometic Group AB
(Automobiles & Components)
(a)
220,543
71,121 Evolution AB (Consumer
Services)
(a)
5,854,960
14,980 Saab AB, Class B (Capital
Goods) 920,405
228,237 Sandvik AB (Capital Goods) 6,375,891
3,330 Sectra AB, Class B (Health Care
Equipment & Services) 110,643
190,627 SKF AB, Class B (Capital
Goods) 4,741,123
492,415 Svenska Handelsbanken AB,
Class A (Banks) 6,424,852
24,300 Swedbank AB, Class A (Banks) 733,512
368,506 Telefonaktiebolaget LM
Ericsson, Class B (Technology
Hardware & Equipment) 3,053,443
36,058,814
Switzerland – 3.8%
193,017 ABB Ltd. (Capital Goods) 13,967,353
3,855 Cie Financiere Richemont SA
(Consumer Durables & Apparel) 740,031
817 Emmi AG (Food, Beverage &
Tobacco) 706,587
5,360 R&S Group Holding AG
(Capital Goods)* 188,213
18,712 Schindler Holding AG
Participation Certificates
(Capital Goods) 7,115,730
3,061 Sonova Holding AG (Health
Care Equipment & Services) 839,652
338,982 UBS Group AG (Financial
Services) 13,936,754
37,494,320
United Kingdom – 11.3%
47,485 Admiral Group PLC (Insurance) 2,143,151
122,541 AstraZeneca PLC
(Pharmaceuticals,
Biotechnology & Life Sciences) 18,773,423
1,722 AstraZeneca PLC
ADR (Pharmaceuticals,
Biotechnology & Life Sciences) 132,112
665,007 Aviva PLC (Insurance) 6,151,848
31,712 Babcock International Group
PLC (Capital Goods) 570,515
193,225 BAE Systems PLC (Capital
Goods) 5,378,696
17,229 Beazley PLC (Insurance) 210,710
105,386 Compass Group PLC
(Consumer Services) 3,592,163
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
194,920 Currys PLC (Consumer
Discretionary Distribution &
Retail) $ 366,221
6,346 DCC PLC (Capital Goods) 408,504
187,218 Dowlais Group PLC
(Automobiles & Components) 201,905
167,525 Halma PLC (Technology
Hardware & Equipment) 7,798,420
71,759 HSBC Holdings PLC (Banks) 1,012,744
236,123 Imperial Brands PLC (Food,
Beverage & Tobacco) 10,030,851
303,479 Kingfisher PLC (Consumer
Discretionary Distribution &
Retail) 1,264,224
6,782,525 Lloyds Banking Group PLC
(Banks) 7,675,008
453,042 Marks & Spencer Group PLC
(Consumer Staples Distribution
& Retail) 2,222,683
1,590,714 NatWest Group PLC (Banks) 11,235,777
9,880 Next PLC (Consumer
Discretionary Distribution &
Retail) 1,647,035
476,379 Rolls-Royce Holdings PLC
(Capital Goods) 7,657,443
130,443 Smiths Group PLC (Capital
Goods) 4,135,717
1,869,565 Tesco PLC (Consumer Staples
Distribution & Retail) 11,205,598
61,036 TP ICAP Group PLC (Financial
Services) 226,775
6,086,686 Vodafone Group PLC
(Telecommunication Services) 7,078,234
111,119,757
United States – 6.0%
5,592 GSK PLC ADR
(Pharmaceuticals,
Biotechnology & Life Sciences) 241,351
92,636 Holcim AG (Materials)* 7,904,126
57,904 Nestle SA (Food, Beverage &
Tobacco) 5,317,628
151,755 Novartis AG (Pharmaceuticals,
Biotechnology & Life Sciences) 19,512,414
9,633 Roche Holding AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 3,207,630
80,457 Sanofi SA (Pharmaceuticals,
Biotechnology & Life Sciences) 7,618,792
243,461 Shell PLC (Energy) 8,732,328
8,868 Spotify Technology SA (Media
& Entertainment)* 6,189,864
58,724,133
TOTAL COMMON STOCKS
(Cost $679,521,255)
960,453,243

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Shares Dividend Rate Value
aa a
Investment Company – 0.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,071 4.042% $ 1,071
(Cost $1,071)
TOTAL INVESTMENTS – 97.6%
(Cost $679,522,326)
$ 960,454,314
OTHER ASSETS IN EXCESS OF LIABILITIES
– 2.4%
23,890,938
NET ASSETS – 100.0%
$ 984,345,252
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 25.5%
Industrials 20.5
Health Care 10.6
Information Technology 9.3
Consumer Discretionary 8.9
Materials 7.5
Consumer Staples 7.0
Communication Services 3.9
Energy 2.9
Utilities 2.1
Real Estate 1.8
Investment Company 0.0
TOTAL INVESTMENTS
100.0%

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
FUTURES CONTRACTS
— At September 30, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
EURO STOXX 50 Index 111 12/19/25 $ 7,221,010 $ 108,549
FTSE 100 Index 21 12/19/25 2,656,952 17,056
Hang Seng Index 3 10/30/25 518,739 12,434
MSCI Singapore Index 5 10/30/25 173,398 (413)
SPI 200 Index 6 12/18/25 880,690 (1,177)
TOPIX Index 15 12/11/25 3,185,921 27,562
Total Futures Contracts
$ 164,011

Goldman Sachs U.S. Tax-Managed Equity Fund
Schedule of Investments
September 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 98.5%
Aerospace & Defense – 2.7%
84,932 Carpenter Technology Corp. $ 20,854,203
3,982 Curtiss-Wright Corp. 2,161,987
133,943 General Electric Co. 40,292,733
73,616 HEICO Corp., Class A 18,705,090
12,658 Hexcel Corp. 793,657
51,195 Howmet Aerospace, Inc. 10,045,995
59,615 Moog, Inc., Class A 12,380,247
86,875 Rocket Lab Corp.* 4,162,181
68,198 RTX Corp. 11,411,571
120,807,664
Automobile Components – 0.3%
65,914 Adient PLC* 1,587,209
53,900 Gentex Corp. 1,525,370
7,130 LCI Industries 664,160
471,211 Mobileye Global, Inc., Class A
(Israel)* 6,653,499
61,698 Phinia, Inc. 3,546,401
13,976,639
Automobiles – 1.9%
97,923 General Motors Co. 5,970,365
169,457 Tesla, Inc.* 75,360,917
81,331,282
Banks – 4.3%
1,043,238 Bank of America Corp. 53,820,648
1 Cadence Bank 38
243,690 Citigroup, Inc. 24,734,535
256,895 Citizens Financial Group, Inc. 13,656,538
76,524 Cullen/Frost Bankers, Inc. 9,700,947
60,509 FNB Corp. 974,800
126,570 Huntington Bancshares, Inc. 2,185,864
35,641 International Bancshares Corp. 2,450,319
116,778 JPMorgan Chase & Co. 36,835,285
130,156 PNC Financial Services Group,
Inc. (The) 26,152,245
45,524 Prosperity Bancshares, Inc. 3,020,517
39,514 United Community Banks, Inc. 1,238,764
283,664 US Bancorp 13,709,481
188,479,981
Beverages – 0.0%
23,761 Primo Brands Corp., Class A 525,118
Biotechnology – 3.7%
320,290 AbbVie, Inc. 74,159,946
28,872 Alnylam Pharmaceuticals, Inc.* 13,165,632
23,662 BioMarin Pharmaceutical, Inc.* 1,281,534
254,998 Gilead Sciences, Inc. 28,304,778
38,626 Regeneron Pharmaceuticals, Inc. 21,718,241
119,754 TG Therapeutics, Inc.* 4,326,113
50,265 Vertex Pharmaceuticals, Inc.* 19,685,785
162,642,029
Broadline Retail – 3.2%
493,780 Amazon.com, Inc.* 108,419,275
13,779 MercadoLibre, Inc. (Brazil)* 32,200,696
140,619,971
Building Products – 0.5%
21,989 Johnson Controls International
PLC 2,417,690
Shares Description Value
Common Stocks – (continued)
Building Products – (continued)
39,269 Lennox International, Inc. $ 20,787,438
23,205,128
Capital Markets – 3.4%
179,279 CME Group, Inc. 48,439,393
20,400 Coinbase Global, Inc., Class A* 6,884,796
47,508 Interactive Brokers Group, Inc.,
Class A 3,269,025
1,154,447 Invesco Ltd. 26,483,014
107,847 Jefferies Financial Group, Inc. 7,055,351
128,927 Morgan Stanley 20,494,236
189,280 Nasdaq, Inc. 16,741,816
147,041 Northern Trust Corp. 19,791,719
13,056 Victory Capital Holdings, Inc.,
Class A 845,507
150,004,857
Chemicals – 1.6%
359,371 Axalta Coating Systems Ltd.* 10,285,198
71,307 Element Solutions, Inc. 1,794,797
123,992 Linde PLC 58,896,200
70,976,195
Commercial Services & Supplies – 0.1%
18,832 Cintas Corp. 3,865,456
Communications Equipment – 1.2%
332,339 Arista Networks, Inc.* 48,425,116
13,316 Cisco Systems, Inc. 911,081
40,239 CommScope Holding Co., Inc.* 622,900
6,071 Motorola Solutions, Inc. 2,776,207
52,735,304
Construction & Engineering – 0.5%
1,070 Argan, Inc. 288,954
10,335 Comfort Systems USA, Inc. 8,528,235
4,587 Limbach Holdings, Inc.* 445,489
59,807 MasTec, Inc.* 12,727,528
3,893 Sterling Infrastructure, Inc.* 1,322,374
23,312,580
Construction Materials – 0.5%
20,785 Eagle Materials, Inc. 4,843,736
6,646 Martin Marietta Materials, Inc. 4,188,841
35,514 Vulcan Materials Co. 10,924,817
19,957,394
Consumer Finance – 1.6%
234,665 Capital One Financial Corp. 49,885,086
121,062 OneMain Holdings, Inc. 6,835,160
196,278 Synchrony Financial 13,945,552
70,665,798
Consumer Staples Distribution & Retail – 1.5%
8,547 Casey's General Stores, Inc. 4,831,790
67,314 Costco Wholesale Corp. 62,307,858
67,139,648
Diversified Consumer Services – 0.9%
236,542 Bright Horizons Family
Solutions, Inc.* 25,681,365
336,528 Coursera, Inc.* 3,940,743
397 Graham Holdings Co., Class B 467,392

Goldman Sachs U.S. Tax-Managed Equity Fund
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Diversified Consumer Services – (continued)
20,715 Grand Canyon Education, Inc.* $ 4,547,357
14,614 H&R Block, Inc. 739,030
42,877 Service Corp. International 3,568,224
38,944,111
Diversified Telecommunication Services – 0.5%
370,748 Iridium Communications, Inc. 6,473,260
330,959 Verizon Communications, Inc. 14,545,648
21,018,908
Electric Utilities – 0.2%
123,201 Xcel Energy, Inc. 9,936,161
Electrical Equipment – 1.2%
195,946 AMETEK, Inc. 36,837,848
32,308 Emerson Electric Co. 4,238,163
101,798 nVent Electric PLC 10,041,355
157,372 Sunrun, Inc.* 2,720,962
53,838,328
Electronic Equipment, Instruments & Components – 1.8%
477,575 Amphenol Corp., Class A 59,099,906
94,239 Keysight Technologies, Inc.* 16,484,286
13,520 Sanmina Corp.* 1,556,287
2,989 Teledyne Technologies, Inc.* 1,751,674
1 Vontier Corp. 42
78,892,195
Energy Equipment & Services – 0.5%
94,650 Schlumberger NV 3,253,121
476,743 TechnipFMC PLC (United
Kingdom) 18,807,511
22,060,632
Entertainment – 1.2%
37,862 Madison Square Garden
Entertainment Corp.* 1,712,877
40,279 Netflix, Inc.* 48,291,299
36,796 Roku, Inc.* 3,684,383
53,688,559
Financial Services – 4.3%
143,889 Affirm Holdings, Inc.* 10,515,408
50,054 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 2,300,982
94,927 Berkshire Hathaway, Inc., Class
B* 47,723,600
343,962 Equitable Holdings, Inc. 17,466,390
2,311 Jackson Financial, Inc., Class A 233,943
53,766 MGIC Investment Corp. 1,525,341
117,849 NCR Atleos Corp.* 4,632,644
245,232 Visa, Inc., Class A 83,717,300
151,165 Voya Financial, Inc. 11,307,142
146,843 Walker & Dunlop, Inc. 12,279,012
191,701,762
Food Products – 0.6%
172,572 Cal-Maine Foods, Inc. 16,239,026
39,591 Darling Ingredients, Inc.* 1,222,174
148,404 Tyson Foods, Inc., Class A 8,058,337
25,519,537
Shares Description Value
Common Stocks – (continued)
Gas Utilities – 0.1%
25,608 Atmos Energy Corp. $ 4,372,566
19,116 New Jersey Resources Corp. 920,435
5,293,001
Ground Transportation – 1.2%
31,815 Lyft, Inc., Class A* 700,248
12,022 Norfolk Southern Corp. 3,611,529
380,506 Uber Technologies, Inc.* 37,278,173
43,995 Union Pacific Corp. 10,399,098
51,989,048
Health Care Equipment & Supplies – 1.6%
507,954 Boston Scientific Corp.* 49,591,549
19,046 Insulet Corp.* 5,880,072
35,822 Intuitive Surgical, Inc.* 16,020,673
71,492,294
Health Care Providers & Services – 1.1%
21,748 Cigna Group (The) 6,268,861
19,040 CVS Health Corp. 1,435,426
6,544 Encompass Health Corp. 831,219
43,802 HCA Healthcare, Inc. 18,668,412
41,282 Hinge Health, Inc., Class A* 2,026,121
34,579 Humana, Inc. 8,996,418
19,477 Quest Diagnostics, Inc. 3,711,927
27,133 Universal Health Services, Inc.,
Class B 5,547,070
47,485,454
Health Care REITs – 0.4%
65,649 Alexandria Real Estate Equities,
Inc. REIT 5,471,188
47,046 Omega Healthcare Investors, Inc.
REIT 1,986,282
28,435 Ventas, Inc. REIT 1,990,166
21,995 Welltower, Inc. REIT 3,918,189
13,365,825
Hotel & Resort REITs – 0.6%
1,525,346 Apple Hospitality REIT, Inc.
REIT 18,319,406
370,562 Host Hotels & Resorts, Inc.
REIT 6,306,965
100,097 Park Hotels & Resorts, Inc. REIT 1,109,075
75,195 Xenia Hotels & Resorts, Inc.
REIT 1,031,675
26,767,121
Hotels, Restaurants & Leisure – 1.1%
49,494 Airbnb, Inc., Class A* 6,009,562
53,406 Brightstar Lottery PLC
(a)
921,254
60,067 DoorDash, Inc., Class A* 16,337,623
33,815 Norwegian Cruise Line Holdings
Ltd.* 832,863
73,579 Red Rock Resorts, Inc., Class A 4,492,734
62,011 Royal Caribbean Cruises Ltd. 20,065,519
48,659,555
Household Durables – 1.0%
180,841 M/I Homes, Inc.* 26,120,674
54,208 PulteGroup, Inc. 7,162,503

Goldman Sachs U.S. Tax-Managed Equity Fund
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Household Durables – (continued)
83,472 Toll Brothers, Inc. $ 11,530,822
44,813,999
Household Products – 0.2%
221,562 Energizer Holdings, Inc. 5,514,678
8,185 Procter & Gamble Co. (The) 1,257,625
6,772,303
Independent Power and Renewable Electricity Producers – 0.4%
643,548 AES Corp. (The) 8,469,092
89,725 Ormat Technologies, Inc. 8,636,031
17,105,123
Industrial REITs – 1.0%
61,286 First Industrial Realty Trust, Inc.
REIT 3,154,390
351,709 Prologis, Inc. REIT 40,277,715
43,432,105
Insurance – 1.7%
35,396 American Financial Group, Inc. 5,157,905
12,949 CNA Financial Corp. 601,611
41,281 CNO Financial Group, Inc. 1,632,664
12,814 Erie Indemnity Co., Class A 4,076,902
14,522 Goosehead Insurance, Inc.,
Class A 1,080,727
67,885 Loews Corp. 6,814,975
96,658 Progressive Corp. (The) 23,869,693
6,559 Reinsurance Group of America,
Inc. 1,260,181
54,644 RLI Corp. 3,563,882
18,701 Stewart Information Services
Corp. 1,371,157
65,766 Travelers Cos., Inc. (The) 18,363,182
98,161 W R Berkley Corp. 7,521,096
75,313,975
Interactive Media & Services – 7.2%
749,918 Alphabet, Inc., Class A 182,305,066
110,021 Alphabet, Inc., Class C 26,795,614
123,706 Meta Platforms, Inc., Class A 90,847,212
59,120 Reddit, Inc., Class A* 13,597,009
313,544,901
IT Services – 0.7%
5,074 EPAM Systems, Inc.* 765,109
8,663 Gartner, Inc.* 2,277,243
77,270 International Business Machines
Corp. 21,802,503
11,885 MongoDB, Inc.* 3,688,866
3,762 VeriSign, Inc. 1,051,742
29,585,463
Leisure Products – 0.2%
43,814 MasterCraft Boat Holdings, Inc.* 940,248
77,807 Mattel, Inc.* 1,309,492
664,819 Peloton Interactive, Inc., Class
A* 5,983,371
8,233,111
Life Sciences Tools & Services – 0.6%
7,809 IQVIA Holdings, Inc.* 1,483,241
34,200 Medpace Holdings, Inc.* 17,584,272
Shares Description Value
Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
5,950 Mettler-Toledo International,
Inc.* $ 7,304,280
26,371,793
Machinery – 1.5%
5,761 AGCO Corp. 616,830
56,319 Caterpillar, Inc. 26,872,611
1 Fortive Corp. 49
57,778 Illinois Tool Works, Inc. 15,066,191
12,373 Miller Industries, Inc. 500,117
151,534 Mueller Industries, Inc. 15,321,603
12,572 PACCAR, Inc. 1,236,079
16,546 Snap-on, Inc. 5,733,685
15,786 Trinity Industries, Inc. 442,640
8,394 Xylem, Inc. 1,238,115
67,027,920
Media – 0.9%
2,858 Cable One, Inc. 506,009
360,374 Comcast Corp., Class A 11,322,951
538,121 News Corp., Class A 16,525,696
18,931 Nexstar Media Group, Inc. 3,743,416
366,417 Paramount Skydance Corp.,
Class B
(a)
6,932,610
59,613 Sirius XM Holdings, Inc. 1,387,492
40,418,174
Metals & Mining – 1.9%
56,430 Anglogold Ashanti PLC (United
Kingdom) 3,968,722
2,095,294 Hecla Mining Co. 25,353,058
443,378 Southern Copper Corp. (Mexico) 53,808,354
83,130,134
Multi-Utilities – 0.5%
224,343 Black Hills Corp. 13,817,286
104,394 Public Service Enterprise Group,
Inc. 8,712,723
22,530,009
Office REITs – 0.0%
1 Vornado Realty Trust REIT 41
Oil, Gas & Consumable Fuels – 0.6%
67,311 Antero Midstream Corp. 1,308,526
10,830 Cheniere Energy, Inc. 2,544,833
12,570 Chevron Corp. 1,951,995
86,172 EOG Resources, Inc. 9,661,605
43,600 Kinder Morgan, Inc. 1,234,316
19,679 Magnolia Oil & Gas Corp.,
Class A 469,738
14,840 Marathon Petroleum Corp. 2,860,261
514,976 Nordic American Tankers Ltd. 1,617,025
13,160 Valero Energy Corp. 2,240,622
23,888,921
Passenger Airlines – 0.1%
52,439 Alaska Air Group, Inc.* 2,610,413
Pharmaceuticals – 2.0%
671,653 Bristol-Myers Squibb Co. 30,291,551
40,024 Eli Lilly & Co. 30,538,312
131,479 Johnson & Johnson 24,378,836

Goldman Sachs U.S. Tax-Managed Equity Fund
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
26,154 Merck & Co., Inc. $ 2,195,105
16,206 Supernus Pharmaceuticals, Inc.* 774,485
88,178,289
Professional Services – 1.1%
16,802 CACI International, Inc., Class
A* 8,380,502
35,982 Equifax, Inc. 9,230,462
163,144 ExlService Holdings, Inc.* 7,183,230
45,726 Genpact Ltd. 1,915,462
79,225 Parsons Corp.* 6,569,337
39,285 SS&C Technologies Holdings,
Inc. 3,486,937
20,902 UL Solutions, Inc., Class A 1,481,116
272,812 Verra Mobility Corp.* 6,738,457
44,985,503
Residential REITs – 0.4%
1 Apartment Investment and
Management Co., Class A REIT 8
92,178 Camden Property Trust REIT 9,842,767
42,892 Equity LifeStyle Properties, Inc.
REIT 2,603,544
14,505 Mid-America Apartment
Communities, Inc. REIT 2,026,784
14,473,103
Retail REITs – 0.0%
2 Simon Property Group, Inc.
REIT 375
Semiconductors & Semiconductor Equipment – 10.1%
357,941 Broadcom, Inc. 118,088,315
3,264 KLA Corp. 3,520,550
49,590 Lam Research Corp. 6,640,101
70,127 MaxLinear, Inc.* 1,127,642
58,972 Micron Technology, Inc. 9,867,195
1,552,334 NVIDIA Corp. 289,634,478
63,128 Texas Instruments, Inc. 11,598,508
440,476,789
Software – 10.9%
7,088 ACI Worldwide, Inc.* 374,034
52,029 Adobe, Inc.* 18,353,230
19,703 Commvault Systems, Inc.* 3,719,532
44,068 Datadog, Inc., Class A* 6,275,283
130,328 Dolby Laboratories, Inc., Class A 9,431,837
142,965 Informatica, Inc., Class A* 3,551,250
82,678 Intuit, Inc. 56,461,633
22,818 Manhattan Associates, Inc.* 4,677,234
475,326 Microsoft Corp. 246,195,102
171,093 Oracle Corp. 48,118,195
156,164 Palo Alto Networks, Inc.* 31,798,114
19,939 ServiceNow, Inc.* 18,349,463
10,385 Strategy, Inc., Class A* 3,346,151
207,477 Varonis Systems, Inc.* 11,923,703
184,148 Zeta Global Holdings Corp.,
Class A* 3,659,021
43,289 Zscaler, Inc.* 12,971,982
479,205,764
Shares Description Value
Common Stocks – (continued)
Specialized REITs – 1.7%
28,262 Equinix, Inc. REIT $ 22,135,929
34,611 Extra Space Storage, Inc. REIT 4,878,074
75,611 Lamar Advertising Co., Class
A REIT 9,256,298
119,793 Public Storage REIT 34,602,208
11,645 SBA Communications Corp.
REIT 2,251,561
73,124,070
Specialty Retail – 1.1%
526,201 American Eagle Outfitters, Inc. 9,003,299
87,070 Buckle, Inc. (The) 5,107,526
15,268 Carvana Co.* 5,759,700
55,432 Chewy, Inc., Class A* 2,242,224
23,938 Lithia Motors, Inc. 7,564,408
108,919 Revolve Group, Inc.* 2,319,975
25,995 Sonic Automotive, Inc., Class A 1,977,960
1 Victoria's Secret & Co.* 27
637,758 Warby Parker, Inc., Class A* 17,589,366
51,564,485
Technology Hardware, Storage & Peripherals – 6.9%
1,056,899 Apple, Inc. 269,118,192
219,128 Dell Technologies, Inc., Class C 31,065,777
300,183,969
Textiles, Apparel & Luxury Goods – 0.6%
697,088 Levi Strauss & Co., Class A 16,242,150
23,136 Movado Group, Inc. 438,890
31,116 Ralph Lauren Corp. 9,756,733
26,437,773
Trading Companies & Distributors – 0.8%
184,863 FTAI Aviation Ltd. 30,846,240
5,515 United Rentals, Inc. 5,264,950
36,111,190
Wireless Telecommunication Services – 0.1%
75,358 Telephone and Data Systems,
Inc. 2,957,048
TOTAL COMMON STOCKS
(Cost $2,672,511,490)
4,313,374,278
Shares Dividend Rate Value
aa
Investment Company – 0.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
192 4.042% 192
(Cost $192)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $2,672,511,682)
4,313,374,470

Goldman Sachs U.S. Tax-Managed Equity Fund
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.2%
(b)
Goldman Sachs Financial Square Government
Fund – Institutional Shares
7,458,735 4.042% $ 7,458,735
(Cost $7,458,735)
TOTAL INVESTMENTS – 98.7%
(Cost $2,679,970,417)
$ 4,320,833,205
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.3%
58,672,042
NET ASSETS – 100.0%
$ 4,379,505,247
  a
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At September 30, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
Russell 2000 E-Mini Index 36 12/19/25 $ 4,419,900 $ 70,877
S&P 500 E-Mini Index 130 12/19/25 43,801,875 604,020
Total Futures Contracts
$ 674,897

Goldman Sachs Tax-Advantaged Equity Funds
Schedule of Investments
September 30, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Tax-Advantaged Equity Funds
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Tax-Advantaged Equity Funds
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2025:
For further information regarding security characteristics, see the Schedules of Investments.
(a)
International Tax-Managed Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ — $ 877,783 $ —
Asia 3,819,400 272,378,491 —
Europe 2,043,801 545,936,895 —
North America 6,431,215 52,292,918 —
Oceania 1,499,553 74,812,549 —
South America — 360,638 —
Investment Company 1,071 — —
Total
$ 13,795,040 $ 946,659,274 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 165,601 $ — $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Futures Contracts
(b)
$ (1,590) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
U.S. Tax-Managed Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 6,653,499 $ — $ —
Europe 22,776,233 — —
North America 4,251,743,850 — —
South America 32,200,696 — —
Investment Company 192 — —
Total
$ 4,320,833,205 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 674,897 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Tax-Advantaged Equity Funds
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Goldman Sachs International Tax-Managed Equity Fund and the Goldman Sachs U.S. Tax-
Advantaged Equity Fund may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan.
The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Goldman Sachs International Tax-Managed Equity Fund and the Goldman Sachs U.S. Tax-Advantaged Equity Fund invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government
Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund
is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government
Money Market Fund.
In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities.
The Funds’ risks include, but are not limited to, the following:
Foreign Risk — Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Tax-Advantaged Equity Funds
Schedule of Investments
(continued)
September 30, 2025 (Unaudited)
sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the
Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
Investment Style Risk — Different investment styles (e.g., growth, value or quantitative) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Large Shareholder Transactions Risk— A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and
Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments.
Portfolio Turnover Rate — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.
Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Tax-Managed Investment Risk — Because the Investment Adviser balances investment considerations and tax considerations, the pre-tax performance of the Goldman Sachs Tax-Advantaged Global Equity Portfolio may be lower than the performance of similar funds that are not tax-managed. This is because the Investment Adviser may choose not to make certain investments that may result in taxable distributions to the Goldman Sachs Tax-Advantaged Global Equity Portfolio. Even though tax managed strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Goldman Sachs Tax-Advantaged Global
Equity Portfolio to shareholders.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)